Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance

8.  Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

Retail Products

For its Retail Life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

Corporate Benefit Funding

The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

Corporate & Other

The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

For other policies within Corporate & Other, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

Catastrophe Coverage

The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Premiums:
Direct premiums	$2,429	$1,559	$1,782
Reinsurance assumed	7	13	14
Reinsurance ceded	(608)	(505)	(484)
Net premiums	$1,828	$1,067	$1,312
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	$2,572	$2,104	$1,681
Reinsurance assumed	92	120	115
Reinsurance ceded	(708)	(585)	(416)
Net universal life and investment-type product policy fees	$1,956	$1,639	$1,380
Other revenues:
Direct other revenues	$209	$200	$121
Reinsurance ceded	299	303	477
Net other revenues	$508	$503	$598
Policyholder benefits and claims:
Direct policyholder benefits and claims	$4,277	$3,708	$3,314
Reinsurance assumed	20	31	10
Reinsurance ceded	(1,637)	(1,834)	(1,259)
Net policyholder benefits and claims	$2,660	$1,905	$2,065
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	$1,206	$1,265	$1,270
Reinsurance assumed	68	64	64
Reinsurance ceded	(85)	(58)	(33)
Net interest credited to policyholder account balances	$1,189	$1,271	$1,301
Other expenses:
Direct other expenses	$2,715	$2,158	$1,158
Reinsurance assumed	48	92	107
Reinsurance ceded	152	122	69
Net other expenses	$2,915	$2,372	$1,334

The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

	December 31, 2011
				Total
				Balance
	Direct	Assumed	Ceded	Sheet

	(In millions)

Assets:
Premiums, reinsurance and other receivables	$686	$34	$19,503	$20,223
Deferred policy acquisition costs and value of business acquired	4,635	134	(581)	4,188
Total assets	$5,321	$168	$18,922	$24,411

Liabilities:
Future policy benefits	$25,399	$84	$0	$25,483
Other policy-related balances	677	1,515	797	2,989
Other liabilities	1,230	12	4,142	5,384
Total liabilities	$27,306	$1,611	$4,939	$33,856

	December 31, 2010
				Total
				Balance
	Direct	Assumed	Ceded	Sheet

	(In millions)

Assets:
Premiums, reinsurance and other receivables	$376	$40	$16,592	$17,008
Deferred policy acquisition costs and value of business acquired	4,734	158	(501)	4,391
Total assets	$5,110	$198	$16,091	$21,399

Liabilities:
Future policy benefits	$23,111	$87	$-	$23,198
Other policy-related balances	674	1,435	543	2,652
Other liabilities	1,082	12	3,409	4,503
Total liabilities	$24,867	$1,534	$3,952	$30,353

Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

Related Party Reinsurance Transactions

The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Premiums:
Reinsurance assumed	$7	$13	$14
Reinsurance ceded	(286)	(191)	(166)
Net premiums	$(279)	$(178)	$(152)
Universal life and investment-type product policy fees:
Reinsurance assumed	$92	$120	$115
Reinsurance ceded	(400)	(308)	(168)
Net universal life and investment-type product policy fees	$(308)	$(188)	$(53)
Other revenues:
Reinsurance assumed	$0	$0	$0
Reinsurance ceded	299	303	477
Net other revenues	$299	$303	$477
Policyholder benefits and claims:
Reinsurance assumed	$18	$29	$8
Reinsurance ceded	(484)	(343)	(239)
Net policyholder benefits and claims	$(466)	$(314)	$(231)
Interest credited to policyholder account balances:
Reinsurance assumed	$68	$64	$64
Reinsurance ceded	(84)	(59)	(33)
Net interest credited to policyholder account balances	$(16)	$5	$31
Other expenses:
Reinsurance assumed	$48	$93	$107
Reinsurance ceded	204	153	103
Net other expenses	$252	$246	$210

Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

	December 31,
	2011		2010
	Assumed	Ceded	Assumed	Ceded

	(In millions)

Assets:
Premiums, reinsurance and other receivables	$34	$12,345	$40	$9,826
Deferred policy acquisition costs and value of business acquired	134	(585)	158	(486)
Total assets	$168	$11,760	$198	$9,340

Liabilities:
Future policy benefits	$44	$0	$41	$0
Other policy-related balances	1,515	758	1,435	508
Other liabilities	10	3,903	12	3,200
Total liabilities	$1,569	$4,661	$1,488	$3,708

The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.